ACCOUNTS RECEIVABLE, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 176,634,845	¥ 169,038,710	¥ 29,593,693
Additions	1,624,524	19,840,922	139,445,017
Reversal	(7,262,484)	(12,244,787)
Balance at the end of the year	¥ 170,996,885	¥ 176,634,845	¥ 169,038,710